Going Concern and Liquidity (Details Narrative) (10-K) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2020	Jun. 29, 2020	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Accumulated deficit			$ 52,536,063		$ 46,382,174	$ 25,096,983
Net loss					(21,285,191)	(5,011,036)
Working capital deficit			18,383,173		14,123,625
Proceeds from new lending arrangements			1,405,300	$ 1,322,651	2,527,452	4,115,961
Proceeds from related parties			$ 4,474,137	$ 1,459,500	4,484,979	$ 1,905,777
Proceeds from the sale of stock					$ 825,000
On or Before October 31, 2020 [Member]
Purchase of promissory notes	$ 9,000,000
Subsequent Event [Member]
Proceeds from new lending arrangements		$ 10,049,435
Subsequent Event [Member] | On or Before October 31, 2020 [Member]
Purchase of promissory notes	$ 9,000,000